Restructuring Charges, Net (Tables)	3 Months Ended	12 Months Ended
	Jul. 25, 2014	Apr. 25, 2014
Fiscal Year 2014 Initiative
Schedule of Restructuring Reserve

A summary of the activity related to the fiscal year 2014 initiative is presented below:

(in millions)	Employee Termination Costs	Asset Write-downs	Other Costs	Total
Balance as of April 25, 2014	$64	$—	$11	$75
Restructuring charges	1	9	28	38
Payments/write-downs	(17)	(9)	(19)	(45)
Reversal of excess accrual	(6)	—	—	(6)

Balance as of July 25, 2014	$42	$—	$20	$62

A summary of the activity related to the fiscal year 2014 initiative is presented below:

	Fiscal Year 2014 Initiative
(in millions)	Employee Termination Costs	Asset Write-downs	Other Costs	Total
Balance as of April 26, 2013	$—	$—	$—	$—
Restructuring charges	65	26	25	116
Payments/write-downs	(1)	(26)	(14)	(41)

Balance as of April 25, 2014	$64	$—	$11	$75

Fiscal Year 2013 Initiative
Schedule of Restructuring Reserve

A summary of the activity related to the fiscal year 2013 initiative is presented below:

(in millions)	Employee Termination Costs	Other Costs	Total
Balance as of April 25, 2014	$23	$1	$24
Payments	(5)	(1)	(6)
Reversal of excess accrual	(2)	—	(2)

Balance as of July 25, 2014	$16	$—	$16

A summary of the activity related to the fiscal year 2013 initiative is presented below:

	Fiscal Year 2013 Initiative
(in millions)	Employee Termination Costs	Asset Write-downs	Other Costs	Total
Balance as of April 27, 2012	$—	$—	$—	$—
Restructuring charges	150	13	29	192
Payments/write-downs	(3)	(13)	(6)	(22)

Balance as of April 26, 2013	$147	$—	$23	$170
Restructuring charges	—	—	18	18
Payments	(79)	—	(39)	(118)
Reversal of excess accrual	(45)	—	(1)	(46)

Balance as of April 25, 2014	$23	$—	$1	$24

Fiscal Year 2012 Initiative
Schedule of Restructuring Reserve

A summary of the activity related to the fiscal year 2012 initiative is presented below:

	Fiscal Year 2012 Initiative
(in millions)	Employee Termination Costs	Asset Write-downs	Other Costs	Total
Balance as of April 29, 2011	$—	$—	$—	$—
Restructuring charges	66	9	43	118
Payments/write-downs	(2)	(9)	(16)	(27)

Balance as of April 27, 2012	$64	$—	$27	$91
Payments	(54)	—	(23)	(77)
Reversal of excess accrual	(10)	—	—	(10)

Balance as of April 26, 2013	$—	$—	$4	$4
Payments	—	—	(4)	(4)

Balance as of April 25, 2014	$—	$—	$—	$—